Junior Subordinated Debentures (Details) (Junior Subordinated Debt [Member], Capital Securities [Member], USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Sep. 21, 2006	Dec. 31, 2012	Dec. 31, 2014 QuarterlyPeriods
Junior Subordinated Debt [Member] | Capital Securities [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Subordinated Long-term Debt	$ 5.2
Annual Distribution Rate			1.94%
Floating basis spread on variable rate		1.70%	1.70%
Debt Instrument, Rights to Defer Interest Payments, Consecutive Quarterly Periods			20